Related Parties Transactions	6 Months Ended
Dec. 31, 2025
Related Parties Transactions [Abstract]
Related Parties Transactions
8.	Related Parties Transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025 and June 30, 2025:

No.	Related Parties	Relationship
1	Ufintek Group Pte. Ltd.	Wang Yizhou, Financial Director of Helport Singapore, serves as the Executive Director of Ufintek Group Pte. Ltd.
2	Stony Holdings Limited	Shareholder of Helport AI Limited
3	Ms. Fan Yu	Chairman of the Board of Directors of Helport Limited
4	Ms. Yizhou Wang	Financial Director of Helport Singapore
5	Helport (Thailand) Co., Ltd	Equity investments with 49% shareholding
6	Ms. Michelle Zhang	Spouse of key management
7	Mr. Chunyi Hao	Shareholder of Helport AI Limited

(a)	The Group entered into the following transactions with related parties:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Nature
Loan from a related party
Michelle Zhang	$313,401	$-

Loan repayments to related parties
Ufintek Group Pte. Ltd.	$-	$74,261
Stony Holdings Limited	$-	$269,986
Yu Fan	$-	$84,991
(b)	The Group had the following balances with related parties:

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Amount due from a related party:
Helport (Thailand) Co., Ltd (1)	123,219	10,372
Total	$123,219	$10,372

(1)	The balance represents the advance funds paid on behalf of the related party for its daily operational purposes.

	As of December 31,	As of June 30,
	2025	2025
	(Unaudited)	(Audited)
Amount due to related parties:
Chunyi Hao (1)	$1,300,000	$1,300,000
Michelle Zhang (2)	1,104,893	764,447
Ufintek Group Pte. Ltd. (3)	566,605	558,213
Yu Fan (3)	6,715	6,715
Helport (Thailand) Co., Ltd (4)	-	30,181
Total	$2,978,213	$2,659,556

(1)	As of the Closing Date, US$1,500,000 remained outstanding under the Tristar Promissory Notes held by Mr. Chunyi Hao. In connection with the closing of the Business Combination, Tristar, the Company and Mr. Chunyi Hao entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by Mr. Chunyi Hao in exchange for the issuance of the New Promissory Notes. The New Promissory Notes are unsecured, non-interest bearing and were due and payable on August 2, 2025. Under the terms of the New Promissory Notes, no penalty interest or default interest accrues upon non-payment at maturity. While the Company may be responsible for reasonable enforcement and collection costs, the New Promissory Notes do not provide for any additional monetary penalties upon default. As of the date of this report, no such enforcement or collection costs have been incurred. As of December 31, 2025, the outstanding principal of the New Promissory Notes held by Mr. Chunyi Hao was $1,300,000. As of the date of this report, the Group is engaged in negotiations with Mr. Chunyi Hao to work out an arrangement for overdue payments.

(2)	The balance represents the amount outstanding from the interest-bearing loan provided by the related party, with an annual interest rate of 5.5%. For the six months ended December 31, 2025, the interest expenses were $43,787.

(3)	The balance represents the advance funds received from related parties for daily operational purposes.

(4)	The balance represents the capital contribution that the Company is obligated to pay to related parties.